CONVERTIBLE NOTES (Details 1)	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
Balance at December 31, 2022
Increase to derivative due to new issuances	4,217,944
Decrease to derivative due to conversions	(498,298)
Decrease to derivative due to mark to market	(1,136,079)
Balance at June 30, 2023	$ 2,583,567